Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions		Sep. 30, 2019		Dec. 31, 2018
Current Assets
Cash and cash equivalents		$ 378		$ 268	[1]
Customer receivables (less allowance for doubtful accounts)		1,972		1,749	[1]
Other receivables (less allowance for doubtful accounts)	[2]	363		331	[1]
Inventories		1,800		1,418	[1]
Regulatory assets		966		496	[1]
Derivative assets		55		223	[1]
Prepayments		338		265	[1]
Assets held for sale		228
Other		169		411	[1]
Total current assets		6,269		5,161	[1]
Investments
Nuclear decommissioning trust funds		5,860		4,938	[1]
Investment in equity method affiliates		1,528		1,278	[1]
Other		369		344	[1]
Total investments		7,757		6,560	[1]
Property, Plant and Equipment
Property, plant and equipment		96,122		76,578	[1]
Accumulated depreciation, depletion and amortization		(28,144)		(22,018)	[1]
Total property, plant and equipment, net		67,978		54,560	[1]
Deferred Charges and Other Assets
Goodwill		8,986		6,410	[1]
Intangible assets, net		773		670	[1]
Regulatory assets		7,669		2,676	[1]
Operating lease assets		455
Pension and other postretirement benefit assets		1,610		1,279	[1]
Other		862		598	[1]
Total deferred charges and other assets		20,355		11,633	[1]
Total assets		102,359		77,914	[1]
Current Liabilities
Securities due within one year		4,824		3,624	[1]
Credit facility borrowings	[1]			73
Short-term debt		2,420		334	[1]
Accounts payable		791		914	[1]
Accrued interest, payroll and taxes		1,263		836	[1]
Regulatory liabilities		547		356	[1]
Liabilities held for sale		85
Other	[2]	2,261		1,510	[1]
Total current liabilities		12,191		7,647	[1]
Long-Term Debt
Long-term debt		29,838		26,328	[1]
Junior subordinated notes		3,797		3,430	[1]
Remarketable subordinated notes	[1]			1,386
Total long-term debt		33,635		31,144	[1]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		6,198		5,116	[1]
Regulatory liabilities		10,926		6,840	[1]
Asset retirement obligations		5,020		2,250	[1]
Operating lease liabilities		394
Pension and other postretirement benefit liability		2,571		2,328	[1]
Other		1,467		541	[1]
Total deferred credits and other liabilities		26,576		17,075	[1]
Total liabilities		72,402		55,866	[1]
Commitments and Contingencies (see Note 18)
Equity
Preferred stock	[3]	1,596
Common stock - no par	[4]	22,131		12,588	[1]
Retained earnings		7,336		9,219	[1]
Accumulated other comprehensive income (loss)		(1,777)		(1,700)	[1]
Total shareholders' equity		29,286		20,107	[1]
Noncontrolling interests		671		1,941	[1]
Total equity		29,957		22,048	[1]
Total liabilities and equity		102,359		77,914	[1]
Virginia Electric and Power Company
Current Assets
Cash and cash equivalents		29		29	[5]
Customer receivables (less allowance for doubtful accounts)		1,177		999	[5]
Other receivables (less allowance for doubtful accounts)		51		76	[5]
Affiliated receivables		8		101	[5]
Inventories		850		837	[5]
Regulatory assets	[6]	469		424
Other	[7]	530		529	[5]
Total current assets		2,645		2,571	[5]
Investments
Nuclear decommissioning trust funds		2,738		2,369	[5]
Other		3		3	[5]
Total investments		2,741		2,372	[5]
Property, Plant and Equipment
Property, plant and equipment		46,438		44,524	[5]
Accumulated depreciation, depletion and amortization		(14,036)		(14,003)	[5]
Total property, plant and equipment, net		32,402		30,521	[5]
Deferred Charges and Other Assets
Regulatory assets		1,917		737	[5]
Operating lease assets		184
Other	[7]	876		679	[5]
Total deferred charges and other assets		2,977		1,416	[5]
Total assets		40,765		36,880	[5]
Current Liabilities
Securities due within one year		3		350	[5]
Short-term debt		685		314	[5]
Accounts payable		286		339	[5]
Payables to affiliates		138		209	[5]
Affiliated current borrowings		9		224	[5]
Accrued interest, payroll and taxes		321		248	[5]
Derivative liabilities	[7]	165		25	[5]
Regulatory liabilities		180		299	[5]
Other		867		807	[5]
Total current liabilities		2,654		2,815	[5]
Long-Term Debt
Long-Term Debt		11,792		11,321	[5]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		2,911		3,017	[5]
Regulatory liabilities		4,978		4,647	[5]
Asset retirement obligations		3,418		1,200	[5]
Operating lease liabilities		152
Other	[7]	1,310		833	[5]
Total deferred credits and other liabilities		12,769		9,697	[5]
Total liabilities		27,215		23,833	[5]
Commitments and Contingencies (see Note 18)					[5]
Equity
Common stock - no par	[8]	5,738		5,738	[5]
Other paid-in capital		1,113		1,113	[5]
Retained earnings		6,740		6,208	[5]
Accumulated other comprehensive income (loss)		(41)		(12)	[5]
Total shareholders' equity		13,550		13,047	[5]
Total liabilities and equity		40,765		36,880	[5]
Dominion Energy Gas Holdings, LLC
Current Assets
Cash and cash equivalents		64		99	[9]
Customer receivables (less allowance for doubtful accounts)		145		187	[9]
Other receivables (less allowance for doubtful accounts)		19	[7]	18	[9],[10]
Affiliated receivables		308		319	[9]
Affiliated notes receivable		770		819	[9]
Inventories		124		97	[9]
Gas imbalances	[10]	41		187	[9]
Regulatory assets	[11]	10		8
Current assets of discontinued operations		292		444	[9]
Other		122		178	[9]
Total current assets		1,885		2,348	[9]
Investments
Affiliated notes receivable		1,578		4,317	[9]
Investment in equity method affiliates		313		339	[9]
Total investments		1,891		4,656	[9]
Property, Plant and Equipment
Property, plant and equipment		15,074		14,700	[9]
Accumulated depreciation, depletion and amortization		(3,463)		(3,219)	[9]
Total property, plant and equipment, net		11,611		11,481	[9]
Deferred Charges and Other Assets
Goodwill		1,471		1,471	[9]
Regulatory assets	[12]	46		52
Operating lease assets		37
Pension and other postretirement benefit assets	[10]	797		705	[9]
Other	[10]	203		241	[9]
Total deferred charges and other assets		2,508		2,417	[9]
Noncurrent assets of discontinued operations		6,178		5,849	[9]
Total assets		24,073		26,751	[9]
Current Liabilities
Securities due within one year		450		748	[9]
Credit facility borrowings	[9]			73
Short-term debt		280		10	[9]
Accounts payable		71		76	[9]
Payables to affiliates		53		124	[9]
Affiliated current borrowings		3,129		3,097	[9]
Regulatory liabilities	[13]	30		24
Current liabilities of discontinued operations		1,062		1,273
Other	[10]	330		354	[9]
Total current liabilities		5,375		5,755	[9]
Long-Term Debt
Long-Term Debt		4,028		7,022	[9]
Affiliated Long-Term Debt		395
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		1,323		1,330	[9]
Regulatory liabilities		807		765	[9]
Operating lease liabilities		31
Other		179		118	[9]
Total deferred credits and other liabilities		2,340		2,213	[9]
Noncurrent liabilities of discontinued operations		3,194		2,896	[9]
Total liabilities		15,332		17,886	[9]
Commitments and Contingencies (see Note 18)					[9]
Equity
Predecessor Equity		2,733		1,804	[9]
Membership interests		4,821		4,566	[9]
Accumulated other comprehensive income (loss)		(213)		(169)	[9]
Total members' equity		8,741		8,865
Noncontrolling interests		1,400		2,664	[9]
Total equity		8,741		8,865	[9]
Total liabilities and equity		24,073		26,751	[9]
Parent [Member]
Equity
Total equity		29,286		20,107
Parent [Member] | Dominion Energy Gas Holdings, LLC
Equity
Total members' equity		$ 7,341		$ 6,201	[9]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	See Note 10 for amounts attributable to related parties.
[3]	20 million shares authorized; 2 million shares outstanding at September 30, 2019.
[4]	1.8 billion shares authorized and 823 million shares outstanding at September 30, 2019 and 1.0 billion shares authorized and 681 million shares outstanding at December 31, 2018.
[5]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[6]	Current regulatory assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[7]	See Note 20 for amounts attributable to affiliates.
[8]	500,000 shares authorized; 274,723 shares outstanding at September 30, 2019 and December 31, 2018.
[9]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[10]	See Note 20 for amounts attributable to related parties.
[11]	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[12]	Noncurrent regulatory assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[13]	Current regulatory liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.